Financial Risk Management (Details Textual) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Financial Risk Management Explanatory [Line Items]
Depreciation or appreciation rate of reporting currency	1.00%	1.00%
Net current assets:	$ 69,910,848
Foreign exchange gain (loss)	$ (1,364,929)	$ 770,325	$ 537,248
Floating interest rate [member]
Disclosure of Financial Risk Management Explanatory [Line Items]
Borrowings, adjustment to interest rate basis	0.25%
Decrease or increase in net profit (loss) before tax	$ 277,612	$ 307,464	$ 262,936
Major customers revenue [Member]
Disclosure of Financial Risk Management Explanatory [Line Items]
Percentage of entity's revenue	39.00%	36.30%